UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams, Harkness & Hill, Inc.
Address: Sixty State Street, Suite 1200
         Boston, MA  02109

13F File Number:  28-05469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Eric Anderson
Title:     Director of Compliance
Phone:     (617) 371-3900

Signature, Place, and Date of Signing:

     /s/  J. Eric Anderson     Boston, MA     May 13, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $181,974 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANTIGENICS INC DEL             COM              037032109     2665   250000 SH       SOLE                   250000        0        0
ARIAD PHARMACEUTICALS INC      COM              04033A100     5783   605575 SH       SOLE                   605575        0        0
ATHEROGENICS INC               COM              047439104    13529   591555 SH       SOLE                   591555        0        0
AVID TECHNOLOGY INC            COM              05367P100     5391   116870 SH       SOLE                   116870        0        0
CHIQUITA BRANDS INTL INC       COM              170032809    12691   608700 SH       SOLE                   608700        0        0
CONCEPTUS INC                  COM              206016107     4776   399000 SH       SOLE                   399000        0        0
CORNING INC                    COM              219350105     1437   128500 SH       SOLE                   128500        0        0
CRITICAL PATH INC              COM NEW          22674V506     1045   500000 SH       SOLE                   500000        0        0
DISTRIBUTED ENERGY SYS CORP    COM              25475V104     2186   658400 SH       SOLE                   658400        0        0
DOT HILL SYS CORP              COM              25848T109     4874   485500 SH       SOLE                   485500        0        0
F5 NETWORKS INC                COM              315616102     1071    31660 SH       SOLE                    31660        0        0
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     8858   342000 SH       SOLE                   342000        0        0
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108     9857   365225 SH       SOLE                   365225        0        0
FUEL-TECH N V                  COM              359523107     5855  1170900 SH       SOLE                  1170900        0        0
HARRIS INTERACTIVE INC         COM              414549105     7449   894185 SH       SOLE                   894185        0        0
INTRAWARE INC                  COM              46118m103     1568   950000 SH       SOLE                   950000        0        0
IONICS INC                     COM              462218108     5836   205500 SH       SOLE                   205500        0        0
ITRON INC                      COM              465741106      623    33500 SH       SOLE                    33500        0        0
KOSAN BIOSCIENCES INC          COM              50064W107     2506   236000 SH       SOLE                   236000        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203     3672   587456 SH       SOLE                   587456        0        0
MERCER INTL INC                SH BEN INT       588056101      418    44000 SH       SOLE                    44000        0        0
NEXPRISE INC                   Common Stock     65333Q202      130    85334 SH       SOLE                    85334        0        0
PACKETEER INC                  COM              695210104     2508   190000 SH       SOLE                   190000        0        0
PHYSIOMETRIX INC               COM              718928104     1188   720243 SH       SOLE                   720243        0        0
POLYMEDICA CORP                COM              731738100     7587   283100 SH       SOLE                   283100        0        0
POWER INTEGRATIONS INC         COM              739276103     1099    37600 SH       SOLE                    37600        0        0
POWERWAVE TECHNOLOGIES INC     COM              739363109     4095   525000 SH       SOLE                   525000        0        0
PRESSTEK INC                   COM              741113104     6244   571300 SH       SOLE                   571300        0        0
PROVIDENCE SVC CORP            COM              743815102      373    20925 SH       SOLE                    20925        0        0
QUANTUM FUEL SYS TECH WORLDW   COM              74765E109     8654  1101000 SH       SOLE                  1101000        0        0
REAL NETWORKS  INC             Common Stock     75605I104     4434   739000 SH       SOLE                   739000        0        0
SONIC SOLUTIONS                COM              835460106     7608   395200 SH       SOLE                   395200        0        0
SPECTRANETICS CORP             COM              84760C107      260    50000 SH       SOLE                    50000        0        0
STAAR SURGICAL CO              COM PAR $0.01    852312305     9098  1014300 SH       SOLE                  1014300        0        0
SURMODICS INC                  COM              868873100     9931   498800 SH       SOLE                   498800        0
THERMOGENESIS CORP             COM NEW          883623209     4565  1155700 SH       SOLE                  1155700        0
UNITED NAT FOODS INC           COM              911163103      252     5220 SH       SOLE                     5220        0
VESTAS WIND SYSTEMS A/S        Common Stock     K9773J128     4232   264300 SH       SOLE                   264300        0
WHOLE FOODS MKT INC            COM              966837106     7626   101750 SH       SOLE                   101750        0